13. Commitments and Contingency: Operating Leases (Policies)	3 Months Ended
Dec. 31, 2012
Policies
Operating Leases

Operating Leases

The Company leases office space in Encinitas, California; Rogers, Arkansas; Jersey City, New Jersey; and Boise, Idaho. The Encinitas lease expires on May 31, 2013. The Rogers office is leased for a term of five years, effective January 1, 2012. The Boise lease expired on October 14, 2012 and is currently being leased on a month-to-month basis.  The Jersey City lease expires on June 30, 2016, and the Company has the option to lease the Jersey City offices for an additional five years. In addition to paying rent, the Company is also required to pay its pro rata share of the property’s operating expenses.  Rent expense for the three months ended December 31, 2012 and 2011 was $53,820 and $45,291, respectively. Minimum future rental payments under non-cancellable operating leases with terms in excess of one year as of December 31, 2012 for the next five years and in the aggregate are:

2013	$180,765
2014	156,215
2015	158,911
2016	103,580
$599,471